Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 74.8%
American Honda Finance Corp.
0.24%, 02/22/2021(a)	$1,200,000	$1,199,802
0.25%, 02/08/2021(a)	556,000	555,971
0.25%, 02/16/2021(a)	400,000	399,951
Antalis SA
0.21%, 02/08/2021(a)	250,000	249,991
0.23%, 02/11/2021(a)	1,025,000	1,024,946
BASF SE, 0.24%, 03/30/21(a)	1,500,000	1,499,600
Bayeriche Landesbank NY, 0.23%, 02/05/21(a)	1,500,000	1,499,977
Bedford Row Funding Corp., 0.23%, 03/09/21(a)	400,000	399,932
BNZ International Funding Ltd., 0.15%, 04/27/21(a)	2,000,000	1,999,418
Church & Dwight Co. Inc., 0.22%, 02/16/21(a)	800,000	799,928
Collateralized Commercial Paper FLEX Co. LLC, 0.22%, 02/17/21(a)	1,575,000	1,574,871
Duke Energy Corp., 0.24%, 02/08/21(a)	300,000	299,990
Federation des Caisses Desjardins du Quebec, 0.18%, 04/01/21(a)	1,000,000	999,774
Fidelity National Information Services Inc., 0.23%, 02/16/21(a)	750,000	749,931
Heleba Landesbank Hessen-Thüringen , 0.18%, 04/06/21(a)	1,825,000	1,824,484
Hyundai Capital America
0.20%, 02/22/2021(a)	1,300,000	1,299,781
0.25%, 03/10/2021(a)	647,000	646,789
Intercontinental Exchange Inc., 0.30%, 03/29/21(a)	475,000	474,714
Ionic Capital II Trust, 0.18%, 02/05/21(a	950,000	949,967
LMA Americas LLC, 0.24%, 02/18/21(a)	700,000	699,965
Manhattan Asset Funding Co. LLC, 0.23%, 03/02/21(a)	1,300,000	1,299,814
National Grid PLC, 0.21%, 02/16/21(a)	1,800,000	1,799,838
Nationwide Building Society, 0.17%, 03/04/21(a)	1,900,000	1,899,747
Natixis NY, 0.19%, 03/09/21(a)	250,000	249,972
Oversea-Chinese Banking Corp. Ltd., 0.21%, 02/19/21(a)	1,350,000	1,349,915
Security	Par/ Shares	Value

Commercial Paper (continued)
Ridgefield Funding Co. LLC, 0.25%, 03/03/21(a)	$750,000	$749,889
Sheffield Receivables Co.LLC, 0.22%, 02/11/21(a)	1,500,000	1,499,921
Sheffield Receivables Corp., 0.24%, 03/31/21(a)	400,000	399,884
Societe Generale SA, 0.25%, 03/02/21(a)	500,000	499,942
Sumitomo Mitsui Trust Bank Ltd., 0.18%, 04/14/21(a)	2,100,000	2,099,409
Suncor Energy Inc., 0.31%, 04/08/21(a)	1,200,000	1,199,420
Toronto Dominion Holdings USA Inc., 0.23%, 02/24/21(a)	1,600,000	1,599,878
Versailles Commercial Paper LLC , 0.23%, 02/12/21(a)	1,500,000	1,499,908
Victory Receivables Corp., 0.22%, 03/02/21(a)	1,500,000	1,499,785
VW CR Inc., 0.23%, 04/16/21(a)	1,300,000	1,299,269
		38,096,373
U.S. Treasury Obligations — 8.5%
U.S. Treasury Bills
0.07%, 04/27/21(a)	900,000	899,851
0.08%, 02/09/21(a)	1,000,000	999,990
0.08%, 02/16/21(a)	2,440,000	2,439,957
		4,339,798
Money Market Funds — 12.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(b)(c)	6,430,000	6,430,000
Total Short-Term Investments — 96.0% (Costs: $48,864,716)		48,866,171
Total Investments in Securities — 96.0% (Cost: $48,864,716)		48,866,171
Other Assets, Less Liabilities — 4.0%		2,051,029
Net Assets — 100.0%		$50,917,200

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,970,000	$460,000	(a)	$—	$—	$—	$6,430,000	6,430,000	$1,426	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts Bloomberg Roll Select Commodity Index	2,396	03/17/21	$50,019	$3,067,046

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$38,096,373	$—	$38,096,373
U.S. Treasury Obligations.	—	4,339,798	—	4,339,798
Money Market Funds	6,430,000	—	—	6,430,000
	$6,430,000	$42,436,171	$—	$48,866,171
Derivative financial instruments(a)
Assets
Futures Contracts	$3,067,046	$—	$—	$3,067,046

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

CR	Custodian Receipt

2